Convertible Promissory Notes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Calculated Beneficial Conversion Feature

The effective rate resulted in a beneficial conversion feature greater than the proceeds.

Allocated proceeds of Convertible Promissory Note	$509,037
Conversion Price	$0.09
Number of shares of Common Stock that would be issued upon conversion of Convertible Promissory Note	5,655,967

Conversion price	$0.098
FMV of Common Stock	$0.263
Per Share Intrinsic Value of Beneficial Conversion Feature	$0.165
Calculated Beneficial Conversion Feature	$933,646

The effective rate resulted in a beneficial conversion feature greater than the proceeds.

Allocated proceeds of Convertible Promissory Note	$509,037
Conversion Price	$0.09
Number of shares of common stock that would be issued upon conversion of Convertible Promissory Note	5,655,967

Conversion price	$0.098
FMV of common stock	$0.263
Per Share Intrinsic Value of Beneficial Conversion Feature	$0.165
Calculated Beneficial Conversion Feature	$933,646